UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED INVESTMENT COMPANIES

Investment Company Act file number: 811-8255

THE WORLD FUNDS, INC.
(Exact name of registrant as specified in charter)

8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
(Address of principal executive offices) (Zip code)

Jones & Keller, P.C.
1999 Broadway, Suite 3150
Denver, CO 80202
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 527-9525

Date of fiscal year end: December 31st

Date of reporting period: June 30th

ITEM 1. Reports to Shareholders.

REMS Real Estate Value-Opportunity Fund

Investment Adviser:
Real Estate Management Services Group
1100 Fifth Avenue South, Suite 305
Naples, Florida 34102

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:
For account information, wire purchase or redemptions, call or write to the REMS Fund’s Transfer Agent:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

Semi-Annual Report to Shareholders

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525 Toll Free. Fund information is also available online at theworldfunds.com.

A series of The World Funds, Inc.
A “Series” Investment Company

For the Six Months Ended June 30, 2011
(unaudited)

REMS REAL ESTATE VALUEOPPORTUNITY FUND

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
COMMON STOCK HOLDINGS BY INDUSTRY SECTOR AS
PERCENTAGE OF COMMON STOCK ALLOCATION
AS OF JUNE 30, 2011 (unaudited)
Percentage of Common Stock Allocation
25%
20%
15%
10%
5%
0%
Apartment
Diversified/Other
Healthcare
Hotel
Mortgage
Multi-Family
Office/Industrial
Retail
Industry Sector

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
PREFERRED STOCK HOLDINGS BY INDUSTRY SECTOR AS
PERCENTAGE OF PREFERRED STOCK ALLOCATION
AS OF JUNE 30, 2011 (unaudited)
Percentage of Preferred Stock Allocation
4%
2%
0%
Mortgage
Office
Retail
Industry Sector

REMS REAL ESTATE VALUE-OPPORTUNITY FUND SCHEDULE OF INVESTMENTS June 30, 2011 (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value
	LONG POSITIONS
	COMMON STOCKS	89.11%

	APARTMENT	3.20%
241,400	Apartment Investment & Management Co. "A"		$ 6,162,942

	DIVERSIFIED/OTHER	19.96%
242,200	CB Richard Ellis Group, Inc.*		6,081,642
158,600	Cohen & Steers, Inc.		5,257,590
447,906	Crexus Investment Corp.		4,976,236
365,800	Duke Realty Corp.		5,124,858
178,800	Dupont Fabros Technology Inc.		4,505,760
340,400	HFF Inc.*		5,136,636
600,899	Kennedy-Wilson Holdings Inc.		7,361,013
			38,443,735
	HEALTHCARE	5.98%
46,300	Alexandria Real Estate Equities, Inc.		3,584,546
181,400	Biomed Realty Trust		3,490,136
740,833	Cogdell Spencer Inc.		4,437,590
			11,512,272
	HOTEL	9.77%
234,700	Gaylord Entertainment Company*		7,041,000
1,055,068	Hersha Hospitality Trust		5,876,729
175,300	Wyndham Worldwide Corp.		5,898,845
			18,816,574
	MORTGAGE	13.38%
527,900	Chimera Investment Corp.		1,826,534
340,100	Colony Financial Inc.		6,145,607
901,325	I Star Financial*		7,309,746
1,675,365	Northstar Realty Finance Corp.		6,751,721
181,700	Starwood Property Trust, Inc.		3,726,667
			25,760,275
	MULTI-FAMILY	6.02%
53,500	Camden Property Trust		3,403,670
176,000	Colonial Properties Trust		3,590,400
123,400	Sun Communities, Inc.		4,604,054
			11,598,124
	OFFICE/INDUSTRIAL	17.34%
398,900	Brandywine Realty Trust		4,623,251
246,800	Brookfield Properties Corp.		4,758,304
687,000	Cousins Properties, Inc.		5,866,980
533,600	First Industrial Realty Trust		6,109,720
163,200	Liberty Property Trust		5,317,056
438,500	Mission West Properties, Inc.		3,850,030
52,000	PS Business Parks, Inc.		2,865,200
			33,390,541
	RETAIL	13.45%
262,400	CBL & Associates Properties, Inc.		4,757,312
489,600	Developers Diversified Realty Corp.		6,903,360
1,152,300	Kite Realty Group Trust		5,738,454
393,600	Ramco-Gershenson Properties Trust		4,872,768
144,500	Weingarten Realty		3,635,620
			25,907,514

	TOTAL COMMON STOCKS		171,591,976
	(Cost: $ 158,074,799)

	PREFERRED STOCK	4.83%

	MORTGAGE	2.40%
145,700	ISTAR Financial Inc, Series I, 7.500%		2,804,725
78,500	Northstar Realty Financial, Series B, 8.250%		1,815,705
			4,620,430
	OFFICE	1.01%
81,400	First Industrial Realty Trust, Series J, 7.250%		1,949,530

	RETAIL	1.42%
73,500	Glimcher Realty Trust, Series G, 8.125%		1,800,750
37,100	Kite Realty Group Trust, Series A, 8.250%		929,726
			2,730,476

	TOTAL PREFERRED STOCKS		9,300,436
	(Cost: $8,098,791)

	TOTAL LONG POSITIONS		180,892,412
	(Cost: $ 166,173,590)

	NET INVESTMENTS IN SECURITIES
	(Cost: $ 166,173,590)	93.93%	$ 180,892,412
	Other assets, net of liabilities	6.07%	11,679,537
	NET ASSETS	100.00%	$ 192,571,949

* Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet.)

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (unaudited)
ASSETS
Investments at fair value (identified cost of $166,173,590) (Note 1)	$ 180,892,412
Cash	7,393,679
Receivable from broker	4,456
Receivable for securities sold	3,433,411
Dividends and interest receivable	941,039
Receivable for capital stock sold	826,903
Prepaid expenses	124,647
TOTAL ASSETS	193,616,547

LIABILITIES
Due to broker for borrowings	1,916
Payable for securities purchased	728,156
Payable for capital stock redeemed	106,503
Accrued investment management fees	188,967
Accrued administration and accounting fees	15,427
Accrued custodian fees	3,629
TOTAL LIABILITIES	1,044,598
NET ASSETS	$ 192,571,949
Net Assets Consist of :
Paid-in-capital applicable to 15,284,302 $0.01 par value shares of beneficial interest outstanding; 50,000,000 shares authorized	$ 186,638,710
Accumulated net investment income (loss)	528,187
Accumulated net realized gain (loss) on investments	(9,313,770)
Accumulated net unrealized appreciation (depreciation) on investments	14,718,822
Net Assets	$ 192,571,949

NET ASSET VALUE PER SHARE
Class I
($184,176,526/ 14,612,729 shares outstanding; 25,000,000 authorized)	$ 12.60

Class P
($8,395,423/ 671,573 shares outstanding; 25,000,000 authorized)	$ 12.50

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2011 (unaudited)
INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $12,799)	$ 3,053,511
Interest	138
Total investment income	3,053,649

EXPENSES
Investment management fees (Note 2)	772,381
12b-1 fees, Class P (Note 2)	9,385
Recordkeeping and administrative services (Note 2)	74,740
Accounting fees (Note 2)	68,933
Custodian fees	7,842
Transfer agent fees (Note 2)	35,889
Professional fees	21,991
Filing and registration fees (Note 2)	15,940
Directors fees	5,339
Compliance fees	5,799
Shareholder servicing and reports	18,808
Interest expense (Note 7)	9,651
Other	30,379
Total expenses	1,077,077
Fees paid indirectly (Note 6)	(80,009)
Recovery of previously waived management fees (Note 2)	180,539
Net expenses	1,177,607
Net investment income (loss)	1,876,042

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND SECURITIES SOLD SHORT
Net realized gain (loss) on:
Investments	3,966,108
Net increase (decrease) in unrealized appreciation (depreciation) of investments	308,497
Net realized and unrealized gain (loss) on investments	4,274,605
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 6,150,647

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF CHANGES IN NET ASSETS
	Six Months ended June 30, 2011 (unaudited)	Year ended December 31, 2010
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	1,876,042	1,287,697
Net realized gain (loss) on investments, securities sold short, and foreign currencies	3,966,108	11,214,333
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currencies	308,497	7,850,510
Increase (decrease) in net assets from operations	6,150,647	20,352,540

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class I	(1,287,215)	(1,241,142)
Class P	(60,271)	(46,555)
Return of capital
Class I	-	(886,962)
Class P	-	(37,780)
Decrease in net assets from distributions	(1,347,486)	(2,212,439)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Class I	101,052,091	43,991,363
Class P	6,785,908	3,644,721
Distributions reinvested
Class I	651,296	1,369,323
Class P	56,914	82,069
Shares redeemed
Class I	(15,387,923)	(14,777,962)
Class P	(2,414,885)	(620,817)
Increase (decrease) in net assets from capital stock transactions	90,743,401	33,688,697

NET ASSETS
Increase (decrease) during period	95,546,562	51,828,798
Beginning of period	97,025,387	45,196,589
End of period (including accumulated net investment income (loss) of $528,187 and $(369), respectively)	$ 192,571,949	$ 97,025,387

See Notes to Financial Statements	-

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
STATEMENT OF CASH FLOWS
Six months ended
June 30, 2011
(unaudited)
INCREASE/(DECREASE) IN CASH
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$ 6,150,647
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(143,819,360)
Proceeds from disposition of investment securities	63,435,468
Decrease (increase) in receivables for securities sold	(2,167,186)
Decrease (increase) in receivable from broker	1,544
Decrease (increase) in dividends and interest receivable	(377,929)
Decrease (increase) in prepaid assets	(83,161)
Increase (decrease) in payable for securities purchased	(519,162)
Increase (decrease) in due to brokers for borowings	1,916
Increase (decrease) in accrued manangement fees	110,686
Increase (decrease) in other accrued expenese	6,623
Unrealized appreciation on investments	(308,497)
Net realized gain from investments and foreign currency	(3,966,108)
Net cash used in operating activities	(81,534,519)
Cash flows from financing activities:
Proceeds from shares sold	107,191,649
Payments on shares redeemed	(17,769,608)
Cash distributions paid	(639,276)
Net cash provided by financing activities	88,782,765
Net increase in cash	7,248,246
Cash:
Beginning balance	145,433
Ending balance	$ 7,393,679

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
	Class I Shares
	Six Months ended June 30, 2011 (unaudited) (1)		Year ended December 31, 2010 (1)		Year ended December 31, 2009(1)		Year ended December 31, 2008(1)		Year ended December 31, 2007		July 1, 2006 through December 31, 2006*		Year ended June 30, 2006

Net asset value, beginning of period	$ 12.00		$ 9.30		$ 7.00		$ 10.96		$ 16.15		$ 15.01		$ 15.50
Investment activities
Net investment income	0.15		0.19		0.31		0.29		0.36		0.04		0.27
Net realized and unrealized gain on investments	0.55		2.83		2.45		(3.70)		(1.93)		2.21		1.29
Total from investment activities	0.70		3.02		2.76		(3.41)		(1.57)		2.25		1.56
Distributions
Net investment income	(0.10)		(0.19)		(0.29)		(0.26)		(0.36)		(0.23)		(0.18)
Realized gains	-		-		-		-		(2.96)		(0.88)		(1.76)
Return of capital	-		(0.13)		(0.17)		(0.29)		(0.30)		-		(0.11)
Total distributions	(0.10)		(0.32)		(0.46)		(0.55)		(3.62)		(1.11)		(2.05)

Net asset value, end of period	$ 12.60		$ 12.00		$ 9.30		$ 7.00		$ 10.96		$ 16.15		$ 15.01

Ratios/Supplemental Data
Total Return	5.58%	***	32.98%		42.66%		(32.22%)		(10.27%)		15.07%	***	11.15%
Ratio to average net assets (A)
Expenses	1.51%	( C)**	1.53%	(B)	1.59%	(B)	1.60%	(B)	1.77%	(B)	2.27%	(B)**	2.16%	(B)
Expenses, net of waiver or recovery/before indirect fees	1.61%	**	1.59%
Net investment income	2.44%	**	1.86%		4.37%		2.86%		2.27%		1.95%	**	2.79%
Portfolio turnover rate	49.22%		99.36%		139.01%		145.98%		104.22%		64.82%		58.82%
Net assets, end of period (000's)	$ 184,177		$ 93,200		$ 45,194		$ 44,845		$ 47,719		$ 60,857		$ 55,177

* Effective July 2, 2006, the Fund changed its year end from June 30 to December 31.
**Annualized
*** Not annualized
(1) Per share amounts calculated using the average share method.
(A) Recovery of previously waived fees increased the expense ratio and decreased the net investment income ratio by 0.23% for the six months ended June 30, 2011.  Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio by 0.13% for the year ended December 31, 2010, 0.27% for the year ended December 31, 2009, 0.10% for the year ended December 31, 2008, 0.11% for the year ended December 31, 2007, 0.21% for the period ended December 31, 2006, and 0.15% for the year ended June 30, 2006.

(B) Expense ratio reflects the effect of fee waivers and reimbursements.
( C) Expense ratio reflects the effect of recovery of previously waived fees and reimbursements made in previous periods.

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
			Class P Shares
	Six Months ended June 30, 2011 (1)		Year ended December 31, 2010 (1)		Period December 23, 2009 to December 31, 2009(1) (2)

Net asset value, beginning of period	$ 11.91		$ 9.22		$ 9.34
Investment activities
Net investment income	0.13		0.21		0.04
Net realized and unrealized gain on investments	0.55		2.77		(0.08)
Total from investment activities	0.68		2.98		(0.04)
Distributions
Net investment income	(0.09)		(0.16)		(0.04)
Realized gains	-		-		-
Return of capital	-		(0.13)		(0.04)
Total distributions	(0.09)		(0.29)		(0.08)

Net asset value, end of period	$ 12.50		$ 11.91		$ 9.22

Ratios/Supplemental Data
Total Return	5.69%	***	32.87%		(0.39%)	***
Ratio to average net assets (A)
Expenses	1.76%	( C)**	1.78%	(B)	1.84%	(B) **
Expenses, net of waiver or recovery/before indirect fees	1.86%	**	1.84%
Net investment income	2.19%	**	2.00%		4.12%	**
Portfolio turnover rate	49.22%		99.36%		139.01%
Net assets, end of period (000's)	$ 8,395		$ 3,825		$ 2

**Annualized
*** Not annualized
(1) Per share amounts calculated using the average share method.
(2) Commencement of operations for Class P shares was December 23, 2009.
(A) Recovery of previously waived fees increased the expense ratio and decreased the net investment income ratio by 0.23% for the six months ended June 30, 2011.  Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio by 0.13% for the year ended December 31, 2010, 0.27% for the year ended December 31, 2009, 0.10% for the year ended December 31, 2008, 0.11% for the year ended December 31, 2007, 0.21% for the period ended December 31, 2006, and 0.15% for the year ended June 30, 2006.

(B) Expense ratio reflects the effect of fee waivers and reimbursements.
( C) Expense ratio reflects the effect of recovery of previously waived fees and reimbursements made in previous periods.

See Notes to Financial Statements

REMS REAL ESTATE VALUE-OPPORTUNITY FUND
NOTES TO THE FINANCIAL STATEMENTS

June 30, 2011 (unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

The REMS Real Estate Value-Opportunity Fund (the "Fund"), formerly known as the Hillview/REMS Leveraged REIT fund; name change effective on October 28, 2004, is a series of The World Funds, Inc. ("TWF"); which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company.  The Fund was established in December, 2002 originally as a series of Hillview Investment Trust II.  Effective November 23, 2005, the Fund was reorganized as a series of TWF under the Agreement and Plan of Reorganization (the “Plan”).  TWF has allocated to the Fund 50,000,000 (Class I: 25,000,000, Class P: 25,000,000) shares of its 1,500,000,000 shares of $.01 par value common stock.  The Fund maintains its financial statements, information and performance history in accordance with the Plan.

The investment objective of the Fund is to achieve long-term growth of capital and current income.  Under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry and other real estate related investments including real estate investment trusts (“REITs”) and real estate operating companies (“REOCs”).

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at fair value.  Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price.  Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price.  Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost.  Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board.  Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”).  The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as:  (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund’s investments are in U.S. equity securities traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability access.
Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extend relevant observable inputs are not available; representing the Fund’s own assumptions of what a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$171,591,976	$-	$-	$171,591,976
Preferred Stocks	9,300,436	-	-	9,300,436
	$180,892,412	$-	$-	$180,892,412

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no Level 3 investments held during the six months.  During the six months, there were no transfers between Levels 1 and 2.

Security Transactions and Income

Security transactions are accounted for on the trade date.  The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

The Fund uses a major financial institution as its prime broker to process securities transactions and to provide custodial and other services.  Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased.  Cash balances maintained in the custody of the prime broker bear interest based on the prime rate.  The Fund also borrows on margin for security purchases.

Securities are held as collateral by the prime broker against margin obligations.  The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Fund’s investment securities subject to certain limitations.  The prime broker may also sell such securities in limited instances where credit risk with respect to the prime broker.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

Management has reviewed the Fund’s tax positions for each of the open tax years (2007-2009) and expected to be taken in the 2010 tax return, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns.  The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the six months ended June 30, 2011, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses on investments, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class.  Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period.  The cost of such holdings is determined using historical exchange rates.  Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.  Such fluctuations are included with the net realized and unrealized gains and losses from investments.  Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations.  Each REIT reports annually the tax character of its distribution.  Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs.   It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.  Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price.  Currently, the Fund engages in selling securities short.  To sell a security short, the Fund must borrow the security.  The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian.  The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security.  The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs.  There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.  Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size.  Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short.  Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs.  During the six months ended June 30, 2011, there were no short sales and at June 30, 2011, there were no outstanding securities sold short.

NOTE 2 - INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group (“REMS”), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. In the interest of limiting the operating expenses of the Fund, REMS has contractually agreed to waive or limit its fees and to assume other operating expenses, so that the ratio of total operating expenses for the Fund’s shares is limited to 1.50% for Class I shares and 1.75% for Class P shares.  Fund operating expenses do not include dividends, interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expense not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”).  For the six months ended June 30, 2011, the Advisor earned $772,381.

REMS may be entitled to reimbursement of fees waived or expenses paid on behalf of the Fund.  The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or expenses paid on behalf of the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to REMS with respect to any waivers, reductions, and payments made with respect to the Fund.  For the six months ended June 30, 2011, REMS received $180,539 in previously waived advisory fees.  The remaining amount of recoverable reimbursements as of June 30, 2011 was $28,050 and expires in 2013.

First Dominion Capital Corporation (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended June 30, 2011, no underwriting fees were received by FDCC in connection with the distribution of the Fund’s shares.

The Fund has adopted a Distribution Plan (the “Plan”) for Class P Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributor of the Fund.  The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Class P shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class P shares.  For the six months ended June 30, 2011, there were $9,385 in Class P 12b-1 expenses incurred.

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing registration services.  For such administrative services, CSS receives an asset-based fee based on the Fund’s average daily net assets.  For the six months ended June 30, 2011, CSS earned $74,740 for its services, of which $5,257 was due from the Fund.  Additionally, CSS received $4,605 of the $15,940 of filing and registration fees expense incurred for hourly services provided to the Fund.

Commonwealth Fund Services, Inc. ("CFSI") is the Fund's Transfer and Dividend Disbursing Agent.  For the six months ended June 30, 2011, CFSI earned $35,889.

Commonwealth Fund Accounting (“CFA”) is the Fund’s Accounting agent. For the six months ended June 30, 2011, CFA earned $68,933 for its services, of which $5,761 was due from the Fund.

Certain officers and/or an interested director of the Fund are also officers, principals and/or a director of CFA, CSS, FDCC and CFSI.

NOTE 3 –INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2011, aggregated $143,819,360 and $63,435,468, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.  Differences may be permanent or temporary.  Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.  Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.  Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Quarterly income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of distributions paid during the six months ended June 30, 2011 and the year ended December 31, 2010 was as follows:

        Six months ended
             June 30, 2011                                                  Year ended
              (unaudited)                                               December 31, 2010
Distributions paid from:
  Ordinary income                                $1,347,486                                                      $      1,287,697
  Return of capital                                                 -                                                                 924,742
          Total                                            $1,347,486                                                       $      2,212,439

As of June 30, 2011, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income (loss)         $            528,187
Accumulated net realized gain (loss)                      (7,567,936)
          Net unrealized appreciation (depreciation) on investments     12,972,988
                         $          5,933,239

During 2010, the Fund utilized $11,943,805 of its capital loss carryforward.  $9,115,048 of capital loss carryforward remains and expires in 2017.

The difference between book basis and tax basis distributable earnings is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2011, the cost for Federal income tax purpose was $167,919,424.

Net unrealized appreciation consists of:
Gross unrealized appreciation                                                            $ 21,727,870
Gross unrealized depreciation                                                                (8,754,882)
Net unrealized appreciation                                                                 $ 12,972,988

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Class I Shares
	Six months ended		Class I Shares
	June 30, 2011		Year ended
	(unaudited)		December 31, 2010
	Shares	Value	Shares	Value
Shares sold	8,037,745	$101,052,091	4,183,786	$43,991,363
Shares reinvested	52,617	651,296	128,914	1,369,323
Shares redeemed	(1,242,726)	(15,387,923)	(1,407,542)	(14,777,962)
Net Increase	6,847,636	$86,315,464	2,905,158	$30,582,724

	Class P Shares
	Six months ended		Class P Shares
	June 30, 2011		Year ended
	(unaudited)		December 31, 2010
	Shares	Value	Shares	Value
Shares sold	543,019	$6,785,908	373,062	$3,644,721
Shares reinvested	4,661	56,914	7,837	82,069
Shares redeemed	(197,359)	(2,414,885)	(59,917)	(620,817)
Net Increase	350,321	$4,427,937	320,982	$3,105,973

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

The Fund entered into agreements with  Jefferies & Company, Inc. (“JCI”) and J. P. Morgan Clearing Corp. (“JPM”),  brokerage services providers, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred, including but not limited to custodial transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to the Fund by third-party service providers which are properly disclosed in the prospectus of the Fund.  Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator.  The agreement with JCI was entered into on June 10, 2010 and was terminated May 2011.  The agreement with JPM was entered into on May 13, 2011.  JCI and JPM transferred $80,009 to the Fund’s administrator to offset operating expenses for the six months ended June 30, 2011.

NOTE 7 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry.  An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates.  The Fund also engages in borrowing for leverage.  The Fund has the ability to borrow funds only from banks (leverage) on a secured basis to invest in portfolio securities.  The Fund anticipates that, under normal circumstances, the Fund will have a level of leverage of 10% or more of its net assets a majority of the time.  However, the Fund may have no leverage or less than 10% leverage for an extended period of time when the Fund believes that leverage or leverage of 10% or more is not in the best interest of the Fund.  Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).  At June 30, 2011, the Fund owed $1,916 on this leverage agreement with J. P. Morgan Clearing Corp.

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk.  There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the fund and reduce its returns.  If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage.  To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender.  Pledged securities will be held by the lender and will not be available for other purposes.  The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender.  Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable.  The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time.   This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used.  Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the return on the funds available for distribution to shareholders will be reduced and less than they would have been if no leverage had been used.  Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

At June 30, 2011, the Fund owed $1,916 on this leverage agreement with an interest rate of 0.68%.  The average borrowings for the six months ended June 30, 2011 were $2,862,089.  The Fund incurred interest expense of $9,651 for the six months ended June 30, 2011.  As of June 30, 2011, no securities were held as collateral.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued.  Except as already included in the notes to these financial statements, no additional items require disclosure.

SUPPLEMENTAL INFORMATION (unaudited)
The World Funds, Inc. (the “Company”)

 REAL ESTATE VALUE-OPPORTUNITY FUND

SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND

FUND EXPENSES

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2011 and held for the six months ended June 30, 2011.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Class I Shares	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period* January 1, 2011 through June 30, 2011
Actual	$1,000	$1,058.50	$7.71
Hypothetical (5% return before expenses)	$1,000	$1,017.45	$7.55

Class P Shares	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period* January 1, 2011 through June 30, 2011
Actual	$1,000	$1,056.90	$8.98
Hypothetical (5% return before expenses)	$1,000	$1,028.45	$8.80

* Expenses are equal to the Fund’s annualized expense ratio of 1.51% for Class I and 1.76% for Class P, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The World Funds Inc.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:  September 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date: September 6, 2011